Earnings (Loss) Per Common Share (Summary of Anti-Dilutive Options or Warrants) (Details) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	5,399	282,971
Series B Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares		6,857,143
Stock Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares		1,152,125